Revenue - Summary of Revenue Recognized (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Revenue From Contract With Customer [Abstract]
Telecommunications business	$ 7,157
Project business	627
Others	324
Contracts with customers revenue recognized	$ 8,108